SHARE- BASED COMPENSATION (Schedule of Assumptions Used to Value Options) (Details) - Shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend as percentage, share options granted	0.00%	0.00%	0.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	54.00%	51.00%	48.00%
Risk free interest rate, share options granted	4.21%	3.40%	1.50%
Suboptimal factor	1.8	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%	5.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	56.00%	53.00%	50.00%
Risk free interest rate, share options granted	4.56%	4.40%	3.50%
Suboptimal factor	2	2	2
Post-vesting forfeiture rate (%)	20.00%	20.00%	20.00%
Subsidiaries’ options granted to employees, directors and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend as percentage, share options granted	0.00%	0.00%
Subsidiaries’ options granted to employees, directors and consultants [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	68.00%	61.00%
Risk free interest rate, share options granted	3.83%	3.52%
Suboptimal factor	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%
Subsidiaries’ options granted to employees, directors and consultants [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	83.00%	84.00%
Risk free interest rate, share options granted	4.79%	5.05%
Suboptimal factor	2	2
Post-vesting forfeiture rate (%)	10.00%	10.00%